UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act File Number 811-05831

                           Primary Income Funds, Inc.
               (Exact name of registrant as specified in charter)

                               700 N. Water Street
                               Milwaukee, WI 53202
               (Address of principal executive offices) (Zip code)


                                   Lilli Gust
                     Arnold Investment Counsel Incorporated
                               700 N. Water Street
                               Milwaukee, WI 53202
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (414) 271-2726
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------
                  Date of reporting period: September 30, 2005
                                            ------------------

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                                    FORM N-Q
ITEM 1.  SCHEDULE OF INVESTMENTS.

The Primary Income Funds, Inc.
Schedules of Investments
September 30, 2005 (Unaudited)

PORTFOLIOS OF INVESTMENTS
September 30, 2005

-----------------------------------------------------------------------------------------------------------
                             THE PRIMARY INCOME FUND

                                                                                                 Market
  Shares                                                                           Cost           Value
-----------                                                                      ----------    ------------
              COMMON STOCKS            85.3%

              Abbott0Laboratories (Pharmaceutical products)                       $ 27,909        $ 42,400
     2,000    Allstate Corp. (Insurance)                                            77,685         110,580
     3,000    American States Water Co. (Water utility)                             82,662         100,380
     1,500    Anheuser-Busch Companies, Inc. (Beverages)                            44,310          64,560
     1,637    Apartment Investment & Management Co. (Real estate investment trust)  23,363          63,483
     3,000    Aqua America, Inc. (Water utility)                                    73,559         114,060
     1,600    BP plc (Integrated oil company)                                       43,379         113,360
     6,000    Bristol-Myers Squibb Co. (Pharmaceuticals)                           164,832         144,360
     1,000    Chubb Corp. (Insurance)                                               54,455          89,550
     3,000    Darden Restaurants, Inc. (Restaurant chains)                          68,273          91,110
     3,000    DPL, Inc. (Electric and gas utility)                                  31,788          83,400
     2,691    DTE Energy Co. (Electric utility)                                    115,541         123,409
     4,000    Du Pont (E.I.) de Nemours & Co. (Diversified chemicals)              176,440         156,680
     3,000    Eli Lilly & Co. (Pharmaceuticals)                                    189,289         160,560
     5,000    General Electric Co. (Diversified manufacturing)                     146,280         168,350
     3,000    KeySpan Corp. (Natural gas utility)                                   74,815         110,340
     2,000    Marcus Corp. (Lodging)                                                38,351          40,080
     3,000    McDonald's Corp. (Restaurant chains)                                  61,307         100,470
     2,000    Middlesex Water Company (Water utility)                               43,167          44,900
     1,000    Occidental Petroleum Corp. (Integrated oil company)                   21,725          85,430
     4,000    Otter Tail Corp. (Electric utility)                                  107,345         123,760
     4,000    Pfizer, Inc. (Pharmaceuticals)                                       122,833          99,880
     6,000    SBC Communications, Inc. (Telecommunications)                        142,370         143,820
     8,000    Schering-Plough Corp. (Pharmaceuticals)                              143,960         168,400
     3,000    Sempra Energy  (Natural gas utility)                                  46,772         141,180
     3,000    The Southern Company (Electric utility)                               85,890         107,280
     4,000    Tribune Company (Media)                                              164,939         135,560
     4,000    Tupperware Corp. (Diversified consumer products)                      81,415          91,120
     2,000    US Bancorp (Financial)                                                56,660          56,160
     3,000    Vectren Corp. (Natural gas utility)                                   64,302          85,050
     3,000    Viacom Inc., Cl B (Media)                                            104,642          99,030
     3,000    Waste Management, Inc. (Waste disposal)                               89,880          85,830
     3,000    Wisconsin Energy Corp. (Electric and gas utility)                     74,563         119,760
                                                                                 ----------    ------------

                     Total Common Stocks                                         2,844,702       3,464,292
                                                                                 ----------    ------------


 PRINCIPAL
  AMOUNT
-----------
              BONDS AND NOTES           7.2%
              CORPORATE BONDS

  $100,000    Alabama Power Co., 3.125%, due 5/1/08                                 99,105          96,448
   150,000    General Electric Capital Corp., 4.129%, due 6/11/08                  150,000         149,721
    50,000    Federal Home Loan, 2.65%, 8/10/06                                     49,541          49,312
                                                                                 ----------    ------------
                     Total Bonds and Notes                                         298,646         295,481

                     Total Long -Term Investments                                3,143,348       3,759,773
                                                                                 ----------    ------------

              SHORT-TERM INVESTMENTS    7.8%
              VARIABLE RATE DEMAND NOTES

   315,369    US Bancorp                                                           315,369         315,369
       815    Wisconsin Corp Central Credit Union                                      815             815
                                                                                 ----------    ------------
                     Total Short-Term Investments                                  316,184         316,184
                                                                                 ----------    ------------

   718,612    TOTAL INVESTMENTS       100.3%                                   $ 3,459,532       4,075,958
                                                                                 ==========

              Liabilities less Other Ass(0.3)%                                                     (12,160)
                                                                                               ------------

              NET ASSETS              100.0%                                                   $ 4,063,798
                                                                                               ============


SUMMARY OF INVESTMENTS BY SECTOR

                                    Percent of
Sector                         Investment Securities
------                         ---------------------
Utilities                              30.5%
Health Care                            16.3%
Consumer  Discretionary                14.7%
Financials                              8.5%
Short-term (cash)                       8.4%
Industrials                             6.7%
Energy                                  5.3%
Materials                               4.1%
Technology                              3.8%
Consumer Staples                        1.7%
                                     --------
 Total Investments                    100.0%



See notes to statement of investments.

NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2005 (unaudited)

ORGANIZATION
The Primary Trend Fund, Inc. ("Trend Fund") began operations on September 15, 1986. The Primary Income Fund, Inc. ("Income Fund") began operations on September 1, 1989. The Trend Fund and the Income Fund, collectively, the "Funds," are registered under the Investment Company Act of 1940 as open-end investment management companies.

Each security, excluding securities with 60 days or less remaining to maturity, is valued at the last sale price, or if no sale is reported, the average of the latest bid and asked prices. Price information on listed stocks is taken from the exchange where the security is primarily traded. Other securities for which market quotations are not readily available are valued under procedures approved by the Board of Directors. Securities with 60 days or less remaining to maturity are valued at amortized cost, which approximates market value.

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned, and includes amortization of premiums and discounts. Securities gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

TAX INFORMATION
At September 30, 2005, gross unrealized appreciation and depreciation of investments, based on aggregate cost for federal income tax purposes of $14,226,692 and $3,459,532 for the Trend Fund and Income Fund, respectively, were as follows:


                                    TREND FUND                 INCOME FUND
Appreciation..................      $3,319,691                  $757,568
Depreciation..................        (400,282)                 (141,142)
                              ------------------------     --------------------
                              ------------------------     --------------------
Net Appreciation on Investments.... $2,919,409                  $616,426



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ITEM 2. CONTROLS AND PROCEDURES.
(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Primary Income Funds, Inc.

By:      /s/Lilli Gust
    ---------------------------------
         Lilli Gust
         Principal Executive Officer

Date:    November 28, 2005
      -------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Lilli Gust
    --------------------------------
         Lilli Gust
         Principal Executive Officer

Date:    November 28, 2005
      ------------------------------


By:      /s/Lilli Gust
    --------------------------------
         Lilli Gust
         Principal Financial Officer

Date:    November 28, 2005
      ------------------------------


                                  EXHIBIT INDEX
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)


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